ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2025	2024
Employees and payroll accruals	$1,831	$1,739
Accrued expenses	710	1,087
Deferred revenues	2,842	3,147
Consideration payable in connection with a business combination	139	712
Other	395	338
	$5,917	$7,023